SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 13  -  SUBSEQUENT EVENTS

Promissory Notes:

On July 16, 2014 the Company renegotiated its two promissory notes to Penn Investments Inc. to extend the due dates for both the $600,000 and $310,000 notes from September 30, 2014 and November 30, 2014 respectively to now reflect a due date of January 30, 2015 for both.

On July 15, 2014 the Company also was able to secure additional capital of $20,000 from Penn Investments Inc. for which it issued a promissory note. The promissory note issued accrues interest at 15% per annum until paid.  The principal and interest due under the note are payable in full on January 30, 2015.

The Company has negotiated with Penn Investments Inc. for an additional $180,000 in capital, which will be provided to the Company on August 1, 2014.  For this capital the Company shall issue a promissory note dated August 1, 2014 that will accrue interest at 15% per annum until paid, with the principal and interest due in full on January 30, 2015.

13. SUBSEQUENT EVENTS

On February 13, 2014 the Company filed a registration statement on Form S-1 for the offer and sale by certain shareholders of 58,673,987 shares of common stock held by those shareholders at a price of $0.60. The registration statement is not effective at the time of filling this Report and no sales can be made there from.

On March 31, 2014 IIM Global was able to raise $600,000.00 in capital as a six month bridge loan from Penn Investments Inc.